Remuneration and other benefits paid to the Bank’s directors and senior managers - Remuneration of Directors (Details)		12 Months Ended
	Mar. 22, 2024 EUR (€)	Dec. 31, 2024 EUR (€) branch portion annuity payments remuneration_component Rate	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of transactions between related parties [line items]
Increase (decrease) attendance fees (in percentage)	4.00%
Immediate payment percentage		40.00%
Deferred payment percentage		60.00%
Deferral period		5 years
Number of payments subject to fulfilment of specific objectives | portion		5
Deferred payment, number of annuities | annuity		3
Maximum achievement ratio		125.00%
Profit/(loss) attributable to the parent		€ 12,574,000,000	€ 11,076,000,000	€ 9,605,000,000
CET1 phase-in percentage		12.78%	12.30%	12.18%
Tangible net asset value per share plus dividend per share, increase (in percentage)		14.00%
Cash dividend per share, increase (in percentage)		39.00%
Executive directors variable remuneration, bonus pool (in percentage)		172.30%
Executive directors variable remuneration, adjustments, (in percentage)		27.30%
Ratio of executive directors’ total remuneration to underlying attributable profit		0.18%	0.19%
Minimum
Disclosure of transactions between related parties [line items]
Net organic capital generation | Rate		2.00%
Ana Botín
Disclosure of transactions between related parties [line items]
Increase of gross annual salary (in percentage)		5.00%
Héctor Grisi
Disclosure of transactions between related parties [line items]
Increase of gross annual salary (in percentage)		5.00%
Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Deferred payment percentage		60.00%
Deferral period		5 years
Deferred payment, number of annuities | annuity		3
Deferred payment, percentage paid in cash		50.00%
Deferred payment, percentage paid in shares		50.00%
Fair value of plan, initial achievement		70.00%
Deferred variable compensation plan linked to multiannual objectives | Minimum
Disclosure of transactions between related parties [line items]
Deferral period		3 years
Deferred variable compensation plan linked to multiannual objectives | Maximum
Disclosure of transactions between related parties [line items]
Deferral period		5 years
Directors
Disclosure of transactions between related parties [line items]
Number of remuneration components | remuneration_component		2
By-law stipulated emoluments		€ 5,400,000	€ 5,300,000
Increase (decrease) annual emoluments, per director	€ 28,000
Directors | Maximum
Disclosure of transactions between related parties [line items]
Remuneration of directors approved by the board of directors		€ 6,000,000	€ 6,000,000
Directors | Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Immediate payment percentage		40.00%
Deferred payment percentage		60.00%
Deferral period		5 years
Number of payments subject to fulfilment of specific objectives | payments		3
Chairman and CEO | Ana Botina and Jose Antonio Alvarez
Disclosure of transactions between related parties [line items]
Pensionable base, expressed as a percent of fixed, percentage		22.00%
Pensionable base, expressed as a percent of fixed, bonus average		30.00%
Pensionable base, expressed as a percent of fixed, number of previous bonuses | branch		3